Trade and other receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables and other current assets
Schedule of trade and other receivables and other current assets

	December 31,
	2023	2022

	(Euro, in thousands)
Trade receivables	€17,494	€28,194
Prepayments	738	488
Other receivables	10,217	11,747
Trade and other receivables	28,449	40,429
Accrued income	508	11,277
Deferred charges	14,632	12,029
Other current assets	15,140	23,307
Total trade and other receivables & other current assets	€43,589	€63,735